Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets
	June 30, 2026	December 31, 2025
Office lease	$133,112	$133,112
Less: Accumulated amortization	(124,767)	(119,808)
Right-of-use assets, net	$8,345	$13,304

	December 31, 2025	December 31, 2024
Office lease	$133,112	$433,173
Less: Accumulated amortization	(119,808)	(53,588)
Right-of-use assets, net	$13,304	$379,585

Schedule of Operating Lease Liabilities
	June 30, 2026	December 31, 2025
Office lease	$8,345	$13,304
Less: current portion	(8,345)	(10,394)
Long term portion	$-	$2,910

	December 31, 2025	December 31, 2024
Office lease	$13,304	$342,174
Less: Current portion	(10,394)	(72,836)
Long-term portion	$2,910	$269,338

Schedule of Future Minimum Rent Payments Under the Operating Lease
Total
Year ending December 31, 2026 (remaining 6 months)	6,000
Year ending December 31, 2027	3,000
Total future minimum lease payments	9,000
Less: Imputed interest	(655)
Present value of payments	$8,345

Total
Year ending December 31, 2026	$12,000
Year ending December 31, 2027	3,000
Total future minimum lease payments	15,000
Less: Imputed interest	(1,696)
Present value of payments	$13,304

Schedule of Expenses Incurred for Operating Leases
	For the Three Months Ended
	June 30, 2026	June 30, 2025
Operating lease expense	$3,000	$39,946
Total operating lease expense	$3,000	$39,946

	For the Six Months Ended
	June 30, 2026	June 30, 2025
Operating lease expense	$6,000	$75,581
Total operating lease expense	$6,000	$75,581

	For the Year Ended
	December 31, 2025	December 31, 2024
Operating lease expense	$115,116	$113,149
Total operating lease expense	$115,116	$113,149

Schedule of Weighted Average Remaining Lease Term and Discount Rate on Finance Leases
	June 30, 2026	December 31, 2025
Weighted average remaining lease term (years)	0.75	1.3
Weighted average discount rate	18.50%	18.50%
	June 30, 2026	December 31, 2025
Weighted average remaining lease term (years)*	-	0.6
Weighted average discount rate*	-%	19.30%

*	The finance leases obligations of the Company have been fully settled as of June 30, 2026.

	December 31, 2025	December 31, 2024
Weighted average remaining lease term	1.3 years	3.6 years
Weighted average discount rate	18.5%	17.9%
	December 31, 2025	December 31, 2024
Weighted average remaining lease term (years)*	0.6	1.6
Weighted average discount rate	19.30%	19.30%

*	The finance leases of the Company mature on June 30, 2026. However, as of December 31, 2025, and December 31, 2024, entire finance lease liability has been classified as current on the consolidated balance sheet pursuant to the forbearance agreement entered into by the Company with the bank.

Schedule of Finance Leased Equipment
	June 30, 2026	December 31, 2025
Equipment lease	$736,624	$736,624
Less: Accumulated amortization	(716,547)	(544,575)
Leased equipment, net	$20,077	$192,049

	December 31, 2025	December 31, 2024
Equipment lease	$736,624	$736,624
Less: Accumulated amortization	(544,575)	(200,633)
Leased equipment, net	$192,049	$535,991

Schedule of Finance Lease Liabilities
	June 30, 2026	December 31, 2025
Equipment lease	$-	$131,062
Less: current portion	-	(131,062)
Long-term portion	$-	$-

	December 31, 2025	December 31, 2024
Equipment lease	$131,062	$328,833
Less: current portion	(131,062)	(328,833)
Long-term portion	$—	$—

Schedule of Expenses Incurred with Respect to Finance Leases
	For the Three Months Ended
	June 30, 2026	June 30, 2025
Amortization expense	$85,985	$85,986
Interest expense	-	12,734
Total finance lease expense	$85,985	$98,720

	For the Six Months Ended
	June 30, 2026	June 30, 2025
Amortization expense	$171,971	$171,971
Interest expense	5,298	27,718
Total finance lease expense	$177,269	$199,689

	For the Year Ended
	December 31, 2025	December 31, 2024
Amortization expense	$343,942	$200,633
Interest expense	45,987	36,865
Total Finance lease expense	$389,929	$237,498

Schedule of Future Minimum Payments Under Finance Lease
Total
Year ending December 31, 2026	$142,514
Total future minimum lease payments	142,514
Less: Imputed interest	(11,452)
Present value of payments	$131,062